Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of significant accounting policies
Schedule of estimated useful lives of property, plant and equipment
Building and leasehold improvements	20 - 50 years
Machinery and equipment	3 - 10 years
Motor vehicles	3 - 8 years
Furniture, fixtures and office equipment	3 - 5 years

Schedule of intangible assets and their estimated useful lives
Customer relationships	4 - 11 years
Developed technology	7 - 16 years
Product trademarks	6 - 10 years
Manufacturing and supply licenses	1 - 5 years